Business Segments (Tables)	12 Months Ended
Mar. 31, 2011
Business Segments
Summary of Net Revenue, Operating Expenses and Profit by Business Segment

	Integrated Retail Banking Business Group	Integrated Corporate Banking Business Group					Integrated Trust Assets Business Group	Global Markets	Other	Total
		Domestic	Overseas			Total
(in billions)			Other than UNBC	UNBC	Overseas total
Fiscal year ended March 31, 2009:
Net revenue	¥1,321.3	¥1,012.8	¥356.8	¥256.8	¥613.6	¥1,626.4	¥171.1	¥442.8	¥(227.4)	¥3,334.2
BTMU and MUTB:	733.9	915.1	254.2	—	254.2	1,169.3	70.8	388.2	(263.5)	2,098.7
Net interest income	614.9	470.9	110.5	—	110.5	581.4	—	246.0	10.1	1,452.4
Net fees	108.8	342.9	94.4	—	94.4	437.3	70.8	(10.9)	(42.0)	564.0
Other	10.2	101.3	49.3	—	49.3	150.6	—	153.1	(231.6)	82.3
Other than BTMU and MUTB*	587.4	97.7	102.6	256.8	359.4	457.1	100.3	54.6	36.1	1,235.5
Operating expenses	975.1	508.9	173.3	157.3	330.6	839.5	93.3	118.2	182.3	2,208.4

Operating profit (loss)	¥346.2	¥503.9	¥183.5	¥99.5	¥283.0	¥786.9	¥77.8	¥324.6	¥(409.7)	¥1,125.8

Fiscal year ended March 31, 2010:
Net revenue	¥1,435.2	¥885.4	¥347.3	¥265.3	¥612.6	¥1,498.0	¥157.2	¥594.5	¥(79.8)	¥3,605.1
BTMU and MUTB:	660.0	786.1	229.2	—	229.2	1,015.3	61.2	517.7	(95.4)	2,158.8
Net interest income	541.2	438.6	140.6	—	140.6	579.2	—	355.1	(23.8)	1,451.7
Net fees	107.3	335.8	105.5	—	105.5	441.3	61.2	(13.3)	(46.3)	550.2
Other	11.5	11.7	(16.9)	—	(16.9)	(5.2)	—	175.9	(25.3)	156.9
Other than BTMU and MUTB*	775.2	99.3	118.1	265.3	383.4	482.7	96.0	76.8	15.6	1,446.3
Operating expenses	988.2	464.2	204.0	168.1	372.1	836.3	91.4	113.1	175.5	2,204.5

Operating profit (loss)	¥447.0	¥421.2	¥143.3	¥97.2	¥240.5	¥661.7	¥65.8	¥481.4	¥(255.3)	¥1,400.6

Fiscal year ended March 31, 2011:
Net revenue	¥1,347.5	¥893.6	¥347.1	¥267.2	¥614.3	¥1,507.9	¥157.0	¥556.2	¥(37.2)	¥3,531.4
BTMU and MUTB:	635.6	795.5	250.5	—	250.5	1,046.0	59.5	616.4	(45.3)	2,312.2
Net interest income	511.8	428.2	129.8	—	129.8	558.0	—	314.7	2.2	1,386.7
Net fees	116.6	308.4	105.6	—	105.6	414.0	59.5	(10.0)	(47.6)	532.5
Other	7.2	58.9	15.1	—	15.1	74.0	—	311.7	0.1	393.0
Other than BTMU and MUTB*	711.9	98.1	96.6	267.2	363.8	461.9	97.5	(60.2)	8.1	1,219.2
Operating expenses	945.0	460.1	202.7	174.9	377.6	837.7	97.2	105.1	152.0	2,137.0

Operating profit (loss)	¥402.5	¥433.5	¥144.4	¥92.3	¥236.7	¥670.2	¥59.8	¥451.1	¥(189.2)	¥1,394.4

*	Includes MUFG and its subsidiaries other than BTMU and MUTB.

Reconciliation of Operating Profit (Loss) from Segments to Consolidated Statements of Operations

	2009	2010	2011
	(in billions)
Operating profit:	¥1,126	¥1,401	¥1,394
Provision for credit losses	(627)	(648)	(292)
Trading account profits (losses)—net	(392)	387	(70)
Equity investment securities gains (losses)—net	(538)	207	8
Debt investment securities losses—net	(104)	(11)	(105)
Foreign exchange gains (losses)—net	(48)	118	146
Equity in losses of equity method investees	(60)	(104)	(91)
Impairment of goodwill	(846)	—	—
Impairment of intangible assets	(127)	(12)	(27)
Provision for repayment of excess interest	(48)	(45)	(86)
Other—net	(100)	(11)	(40)

Income (loss) before income tax expense (benefit)	¥(1,764)	¥1,282	¥837